FINANCIAL RISK MANAGEMENT	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT

26. FINANCIAL RISK MANAGEMENT

The Company’s overall financial risk management program seeks to minimize potential adverse effects of financial performance of the Company. Management has in place processes and procedures to monitor the Company’s risk exposures while balancing the costs associated with such monitoring and management against the costs of risk occurrence. The Company’s risk management policies are reviewed periodically for changes in market conditions and the Company’s operations.

The Company is exposed to financial risks arising from its operations and the use of financial instruments. The key financial risks included credit risk, liquidity risk, interest rate risk, foreign currency risk and market price risk.

Except as disclosed in (d), the Company does not hold or issue derivative financial instruments for trading purposes or to hedge against fluctuations, if any, in interest rates and foreign exchange rates.

(a) Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company’s exposure to credit risk arises primarily from cash and bank balances, trade receivables, other receivables, note receivables and loan receivables. For all receivables, the Company adopts the policy of dealing only with customers of appropriate credit history to mitigate credit risk. For other financial assets, the Company adopts the policy of dealing only with high credit quality counterparties.

As the Company does not hold any collateral, the maximum exposure to credit risk for each class of financial assets is the carrying amount of that class of financial assets presented on the consolidated statements of financial position.

Cash and bank balances

The Company’s bank deposits are placed with reputable banks in the PRC, Hong Kong and the United States, which management believes are of high credit quality. The Company performs periodic evaluations of the relative credit standing of these financial institutions.

Trade receivables

The Company’s objective is to seek continual growth while minimizing losses incurred due to increased credit risk exposure.

The Company’s exposure to credit risks is influenced mainly by the individual characteristics of each customer. The Company typically gives the existing customers credit terms of approximately 120 days to 150 days. In deciding whether credit shall be extended, the Company will take into consideration factors such as the relationship with the customer, its payment history and credit worthiness. In relation to new customers, the sales and marketing department will prepare credit proposals for approval by the Chief Executive Officer.

Other receivables

Other receivables mainly comprise interest receivables, refundable prepaid expenses, and advances to employees. The Company’s exposure to credit risk in respect of these balances is limited. The Company monitors credit risk by performing periodic assessments of the creditworthiness of the relevant counterparties.

Loan receivables

Loan receivables mainly comprise loan to third party. The Company’s exposure to credit risk in respect of these balances is limited. The Company monitors credit risk by performing periodic assessments of the creditworthiness of the relevant counterparties.

Note receivables

Note receivables mainly consist of balances due from the sale of subsidiaries. The Company is exposed to credit risk arising from these balances, which is managed through periodic evaluations of the credit standing of the relevant counterparties.

The Company performs ongoing credit evaluations of its customers’ financial condition and requires no collateral from its customers. The allowance of credit losses is based upon a review of the expected collectability of all trade and other receivables.

(b) Liquidity risk

The Company’s policy is to regularly monitor current and expected liquidity requirements to ensure that it maintains a sufficient amount of cash and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The following table details the Company’s remaining contractual maturities for its financial liabilities. The table has been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are at a floating rate, the undiscounted amount is calculated based on interest rate at the end of the reporting periods:

	As of September 30, 2025
		More than 1	Total contractual
	Within 1 year	year but less than 5 years	undiscounted cash flow	Carrying amount
	USD’000	USD’000	USD’000	USD’000
Trade payables	1,930	—	1,930	1,930
Amounts owed to related parties	391	—	391	391
Lease liabilities	463	939	1,402	1,402
Note payables	2,428	—	2,428	2,428
Total	5,212	939	6,151	6,151

	As of December 31, 2024
		More than 1	Total contractual
	Within 1 year	year but less than 5 years	undiscounted cash flow	Carrying amount
	USD’000	USD’000	USD’000	USD’000
Trade payables	831	—	831	831
Amounts owed to related parties	272	—	272	272
Lease liabilities	457	1,287	1,744	1,744
Note payables	5,187	—	5,187	5,187
Total	6,747	1,287	8,034	8,034

(c) Foreign currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. Currency risk arises when transactions are denominated in foreign currencies.

The Company is mainly exposed to foreign exchange risk arising from future commercial transactions, recognized assets and liabilities denominated in currencies other than the functional currency of the Company entities to which they relate. The Company’s operations are primarily conducted in the PRC. As such, the operations are not exposed to exchange rate fluctuation.

Sensitivity analysis

The Company’s foreign currency risk is mainly concentrated on the fluctuation of RMB and HK$. The following table details the Company’s sensitivity to a 4% increase and decrease in US$ against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 4% change. On this basis, if US$ strengthens against foreign currencies by 4%, the Company’s loss before taxation for the year would decrease by the following amount, and vice versa.

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Loss before taxation	55	29

(d) Fair value measurements

(i)	Financial instruments carried at fair value

Fair value hierarchy

The following table presents the fair value of the Company’s financial instruments measured at the end of the reporting period on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13 Fair value measurement. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

●	Level 3: inputs for the assets or liability that are not based on observable market data (that is, unobservable inputs). The Company’s directors are responsible to determine the appropriate valuation techniques and inputs for fair value measurements.

There were no transfers between instrument levels during the nine months ended September 30, 2025 and for the years ended December 31, 2024 and 2023.

As of September 30, 2025 and December 31, 2024 there were no other financial instruments measured on a recurring basis.

(ii)	Financial assets and liabilities measured at other than fair value

The carrying amounts of the Company’s other financial instruments carried at cost or amortized cost approximate their fair values as of September 30, 2025 and December 31, 2024.